Net revenues (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Net revenues	$ 2,573,233	$ 3,033,990	$ 2,622,110
Currency United State [Member]
IfrsStatementLineItems [Line Items]
Net revenues	2,050,053	2,251,866	1,914,905
Currency Brazil [Member]
IfrsStatementLineItems [Line Items]
Net revenues	$ 523,180	$ 782,124	$ 707,205